Organization and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted Income per Share:

	For three months ended September 30,		For nine months ended September 30,
	2019	2018	2019	2018
Numerator:
Net Income	$27,565	$94,249	$210,775	$197,031

Numerator for basic and diluted EPS - income available to common Shareholders	27,565	$94,249	210,775	$197,031

Denominator:
Denominator for basic EPS – Weighted average shares	34,489,969	32,083,629	34,370,522	32,083,629
Dilutive Effect of Warrants, Options and Convertible Debt	1,796,518	2,654,335	1,796,518	2,648,911
Denominator for diluted EPS – adjusted Weighted average shares and assumed Conversions	36,286,487	34,737,964	36,167,040	34,732,540
Basic and Diluted income per common share	$0.00	$0.00	$0.01	$0.01

The following table sets forth the computation of basic and diluted income per common share for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Numerator:
Net Income	$9,038	$288,983

Numerator for basic and diluted income available to common shareholders	$9,038	$288,983

Denominator:
Denominator for basic income per common share – Weighted average common shares outstanding	32,260,622	31,955,416
Dilutive effect of Common Stock Equivalents	2,697,880	2,130,835
Denominator for diluted income per common share – adjusted weighted average common shares outstanding	34,958,502	34,086,251
Basic and Diluted income per common share	$0.00	$0.01